UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22147

PowerShares India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Rd

Downers Grove, IL 60515

(Address of principal executive offices)(Zip code)

Andrew Schlossberg

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 983-0903

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

October 31, 2014

2014 Annual Report to Shareholders

PIN	PowerShares India Portfolio

2

The Market Environment

International Equity

Global equity markets generally rose during the fiscal year ended October 31, 2014, on signs that economic growth was accelerating as a result of the loose monetary policies of many developed countries’ central banks. While 2014 began on an optimistic note, global equity markets pulled back at various points in reaction to economic and geopolitical concerns. These concerns included worries about potentially negative effects of the US Federal Reserve reducing the scope of its asset purchase program beginning in early 2014, an Argentine sovereign bond default and eurozone banking concerns. Global equity markets also fell as geopolitical tensions in Ukraine and the Middle East weakened the outlook for global growth.

Advanced economies such as the UK and US saw a modest but stronger rebound than Europe, where a nascent recovery has stalled. A more supportive monetary policy in the eurozone may be positive for equity markets there, and we have seen evidence of earnings recovery coming through. Meanwhile, the Bank of Japan remained committed to extraordinary monetary stimulus. Consumer spending in Japan has been weak for some time, and retail sales and household spending increased only gradually during the reporting period—although improved corporate earnings were an encouraging sign.

Equity market performance in emerging markets was mixed. China continued to face headwinds and struggled to balance structural reforms with its desire to maintain satisfactory growth, while many countries in Asia, including India, Indonesia and the Philippines, experienced strong positive gains.

3

PIN	Manager’s Analysis
PowerShares India Portfolio (PIN)

As an index fund, the PowerShares India Portfolio (the “Portfolio”) is passively managed and attempts to track the returns of an underlying index. The Portfolio seeks to achieve its investment objective by investing substantially all of its assets in a wholly-owned subsidiary located in the Republic of Mauritius (the “Subsidiary”). The Subsidiary invests at least 90% of its total assets in securities of Indian companies that comprise the Index, as well as American depositary receipts and global depositary receipts based on the securities in the Index. Through the Portfolio and Subsidiary (collectively the “Fund”), the Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Indus India Index (the “Index”).

Indus Advisors LLC compiles the Index, which is comprised of Indian equity securities that are traded on regulated stock exchanges in India. The Index is designed to represent the large-cap segment of the Indian equity markets. The Fund, through its investment in the Subsidiary, generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended October 31, 2014, on a market price basis, the Fund returned 31.66%. On a net asset value (“NAV”) basis, the Fund returned 29.30%. During the same time period, the Index returned 31.28%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance (NAV basis) differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the MSCI India Index (the “Benchmark Index”) returned 29.39%. The Benchmark Index is an unmanaged index weighted by market capitalization.

The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of the Indian equity market. The performance of the Fund differed from the Benchmark Index in part because the Index and Benchmark Index employ different methodologies for weighting and security selection, and the Fund benefited from the particular weightings of the Index.

Relative to the Benchmark Index, the Fund was most overweight in the energy sector and most underweight in the financial services sector during the fiscal year ended October 31, 2014.

For the fiscal year ended October 31, 2014, the energy sector contributed most significantly to the Fund’s return, followed by the information technology and financial services sectors, respectively. There were no detracting sectors.

Positions that contributed most significantly to the Fund’s return included Oil & Natural Gas Ltd. Corp., an energy company (portfolio average weight of 8.19%), and Infosys Ltd., an information technology company (portfolio average weight of 9.87%). Positions that detracted most significantly from the Fund’s return included Reliance Communications Ltd., a telecommunication services company (portfolio average weight of 0.99%), and HDFC Bank Ltd., a financial services company (portfolio average weight of 0.51%).

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2014
Energy	23.2
Information Technology	21.1
Financial Services	10.9
Materials	10.2
Consumer Staples	9.1
Health Care	8.5
Telecommunication Services	7.8
Consumer Discretionary	4.3
Utilities	3.3
Industrials	1.5
Time Deposit	0.0
Other Assets less Liabilities	0.1

Top Ten Fund Holdings (% of the Fund’s Net Assets) as of October 31, 2014
Security
Infosys, Ltd.	11.4
Reliance Industries, Ltd.	9.4
Oil & Natural Gas Corp., Ltd.	8.0
Housing Development Finance Corp.	5.4
Hindustan Unilever, Ltd.	4.4
Tata Consultancy Services, Ltd.	4.2
Bharti Airtel, Ltd.	4.1
Sun Pharmaceutical Industries, Ltd.	3.6
Sesa Sterlite, Ltd.	2.9
United Spirits, Ltd.	2.8
Total	56.2

4

PowerShares India Portfolio (PIN) (continued)

Growth of a $10,000 Investment Since Inception†

Fund Performance History as of October 31, 2014

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception†
Index						Average Annualized	Cumulative
Indus India Index	31.28%	6.70%	21.47%	5.24%	29.08%	1.06%	7.23%
MSCI India Index††	29.39	7.45	24.06	6.02	33.92	1.48	10.23
Fund
NAV Return	29.30	4.79	15.07	3.45	18.48	(0.87)	(5.66)
Market Price Return	31.66	5.28	16.68	3.99	21.58	(1.13)	(7.30)

Fund Inception: March 5, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results, and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.82% includes the unitary management fee of 0.78% and other expenses of 0.04%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

†	Fund, Index and Benchmark Index returns are based on the inception date of the Fund.

††	Reflects invested dividends net of witholding taxes.

5

Consolidated Schedule of Investments(a)

PowerShares India Portfolio (PIN)

October 31, 2014

Number of Shares		Value
	Common Stocks—99.9%
	India—99.9%
	Consumer Discretionary—4.3%
299,046	Bharat Forge, Ltd.	$3,959,924
24,211	Bosch, Ltd.	5,875,604
252,746	Mahindra & Mahindra, Ltd.	5,376,821
1,016,176	Tata Motors, Ltd.	8,868,370

		24,080,719

	Consumer Staples—9.1%
2,079,696	Hindustan Unilever, Ltd.	25,008,853
1,162,076	ITC, Ltd.	6,722,629
38,141	Nestlé India, Ltd.	3,886,903
354,387	United Spirits, Ltd.(b)	15,952,321

		51,570,706

	Energy—23.2%
373,601	Bharat Petroleum Corp., Ltd.	4,409,891
1,613,399	Coal India, Ltd.	9,736,889
2,515,371	Indian Oil Corp., Ltd.	14,918,116
6,822,973	Oil & Natural Gas Corp., Ltd.	45,021,621
393,247	Oil India, Ltd.	4,071,772
3,260,894	Reliance Industries, Ltd.	53,138,233

		131,296,522

	Financial Services—10.9%
1,710,380	Housing Development Finance Corp.	30,806,339
426,266	ICICI Bank, Ltd.	11,292,925
730,208	Power Finance Corp., Ltd.	3,357,887
718,564	Rural Electrification Corp., Ltd.	3,534,305
148,649	Shriram City Union Finance, Ltd.	4,223,060
191,882	State Bank of India	8,446,558

		61,661,074

	Health Care—8.5%
278,563	Aurobindo Pharma, Ltd.	4,393,719
173,998	Cadila Healthcare, Ltd.	3,979,708
607,615	Cipla, Ltd.	6,596,185
105,484	Dr. Reddy’s Laboratories, Ltd.	5,443,078
86,719	GlaxoSmithKline Pharmaceuticals, Ltd.	3,841,623
349,361	Ranbaxy Laboratories, Ltd.(b)	3,603,710
1,467,759	Sun Pharmaceutical Industries, Ltd.	20,209,177

		48,067,200

	Industrials—1.5%
193,195	ABB India, Ltd.	3,677,470
330,315	Seimens, Ltd.	4,697,574

		8,375,044

	Information Technology—21.1%
351,921	HCL Technologies, Ltd.	9,218,725
974,674	Infosys, Ltd.	64,310,229
208,346	Mindtree, Ltd.	3,710,866
58,747	Oracle Financial Sevices Software, Ltd.	3,236,969
565,572	Tata Consultancy Services, Ltd.	24,021,612
1,644,128	Wipro, Ltd.	15,094,380

		119,592,781

	Materials—10.2%
494,585	Asian Paints, Ltd.	5,292,221
1,132,288	Hindalco Industries, Ltd.	3,018,820
4,442,238	Hindustan Zinc, Ltd.	12,404,262

Number of Shares		Value
	Common Stocks (continued)
	India (continued)
	Materials (continued)
755,760	Jindal Steel & Power, Ltd.	$1,991,563
327,762	JSW Steel, Ltd.	6,740,741
2,734,109	NMDC, Ltd.	7,610,085
3,993,352	Sesa Sterlite, Ltd.	16,646,554
3,082,199	Steel Authority of India, Ltd.	4,171,510

		57,875,756

	Telecommunication Services—7.8%
3,568,436	Bharti Airtel, Ltd.	23,183,210
898,610	Bharti Infratel, Ltd.	4,309,377
4,824,882	Idea Cellular, Ltd.	12,789,081
2,345,251	Reliance Communications, Ltd.(b)	4,054,534

		44,336,202

	Utilities—3.3%
4,944,881	NTPC, Ltd.	12,088,382
377,326	Reliance Infrastructure, Ltd.	3,915,833
2,240,050	Reliance Power, Ltd.(b)	2,785,469

		18,789,684

	Total Common Stocks (Cost $396,724,603)	565,645,688

Principal
	Short-Term Instruments—0.0%
	Time Deposit—0.0%
$54,263	JPMorgan Chase & Co. 0.03%, 11/03/14 (Cost $54,263)	54,263

	Total Investments—99.9% (Cost $396,778,866)	565,699,951
	Other assets less liabilities—0.1%	642,761

	Net Assets—100.0%	$566,342,712

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classifications Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6

Consolidated Statement of Assets and Liabilities

October 31, 2014

PowerShares India Portfolio (PIN)
Assets:
Investments, at value	$565,699,951
Foreign currencies, at value	971,388
Receivables:
Dividends	283,674

Total Assets	566,955,013

Liabilities:
Due to custodian	4,350
Payables:
Fund shares sold	3,701
Accrued unitary management fee	360,676
Accrued tax expense	243,574

Total Liabilities	612,301

Net Assets	$566,342,712

Net Assets Consist of:
Shares of beneficial interest	$514,280,972
Undistributed net investment income	11,744
Undistributed net realized gain (loss)	(116,871,980)
Net unrealized appreciation	168,921,976

Net Assets	$566,342,712

Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	25,200,000
Net asset value	$22.47

Market price	$22.58

Investments, at cost	$396,778,866

Foreign currencies, at cost	$970,408

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7

Consolidated Statement of Operations

For the year ended October 31, 2014

PowerShares India Portfolio (PIN)
Investment Income:
Dividend income	$8,767,338
Interest income	88

Total Income	8,767,426

Expenses:
Unitary management fee	3,437,349
Tax expense	327,933

Total Expenses	3,765,282

Net Investment Income	5,002,144

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment securities	5,755,902
Foreign currencies	(595,311)

Net realized gain	5,160,591

Net change in unrealized appreciation (depreciation) from :
Investment securities	100,493,439
Foreign currencies	(1,898)

Net change in unrealized appreciation	100,491,541

Net realized and unrealized gain	105,652,132

Net increase in net assets resulting from operations	$110,654,276

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8

Consolidated Statement of Changes in Net Assets

For the years ended October 31, 2014 and 2013

	PowerShares India Portfolio (PIN)
	2014	2013
Operations:
Net investments income	$5,002,144	$3,931,878
Net realized gain (loss)	5,160,591	(1,090,739)
Net change in unrealized appreciation (depreciation)	100,491,541	(3,427,469)

Net increase (decrease) in net assets resulting from operations	110,654,276	(586,330)

Distributions to Shareholders from:
Net investment income	(4,304,683)	(3,541,218)

Total distributions to shareholders	(4,304,683)	(3,541,218)

Shareholder Transactions:
Proceeds from shares sold	101,931,040	272,836,738
Value of shares repurchased	(16,729,956)	(266,700,342)
Transaction fees	236,899	1,148,723

Net increase in net assets resulting from shares transactions	85,437,983	7,285,119

Increase in Net Assets	191,787,576	3,157,571

Net Assets:
Beginning of year	374,555,136	371,397,565

End of year	$566,342,712	$374,555,136

Undistributed net investment income (loss) at end of year	$11,744	$(124,293)

Changes in Shares outstanding:
Shares sold	4,850,000	15,150,000
Shares repurchased	(1,000,000)	(14,500,000)
Shares outstanding, beginning of year	21,350,000	20,700,000

Shares outstanding, end of year	25,200,000	21,350,000

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9

Financial Highlights

PowerShares India Portfolio (PIN)

	For the Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value at beginning year	$17.54	$17.94	$20.04	$25.32	$19.72
Net investment income(a)	0.22	0.19	0.14	0.14	0.13
Net realized and unrealized gain (loss)	4.89	(0.49)	(2.20)	(5.31)	5.51
Total from investment operations	5.11	(0.30)	(2.06)	(5.17)	5.64
Distributions to shareholders from:
Net investment income	(0.19)	(0.16)	(0.13)	(0.15)	(0.12)
Return of capital	—	—	—	(0.04)	—
Total distributions	(0.19)	(0.16)	(0.13)	(0.19)	(0.12)
Transaction fees(a)	0.01	0.06	0.09	0.08	0.08
Net asset value at end of year	$22.47	$17.54	$17.94	$20.04	$25.32
Market price at end of year(b)	$22.58	$17.28	$17.85	$19.86	$25.40
Net Asset Value, Total Return(c)	29.30%	(1.29)%	(9.84)%	(20.24)%	29.09%
Market Value, Total Return(c)	31.66%	(2.20)%	(9.39)%	(21.21)%	32.25%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$566,343	$374,555	$371,398	$401,716	$548,154
Ratio to average net assets of:
Expenses	0.85%	0.82%	0.81%	0.79%	0.78%
Net investment income	1.14%	1.08%	0.78%	0.62%	0.60%
Portfolio turnover rate(d)	49%	117%	134%	82%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and sale at the market price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10

Notes to Consolidated Financial Statements

PowerShares India Exchange-Traded Fund Trust

October 31, 2014

Note 1. Organization

PowerShares India Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on August 3, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one portfolio, the PowerShares India Portfolio (PIN), an exchange-traded index fund (the “Portfolio”). The Portfolio carries out its investment strategy by investing substantially all of its assets in PowerShares Mauritius, a wholly-owned subsidiary organized in Mauritius (the “Subsidiary”). The Subsidiary invests at least 90% of its total assets in securities that comprise the Indus India Index (the “Underlying Index”), as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on securities in the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) serves as the investment adviser to both the Portfolio and the Subsidiary (collectively the “Fund”). Through such investment structure, the Fund expects to obtain benefits from a tax treaty between Mauritius and India (the “Tax Treaty”). To obtain benefits under the Tax Treaty, the Subsidiary must meet certain tests and conditions, including the establishment of Mauritius tax residence.

The Portfolio’s shares (“Shares”) are listed on NYSE Arca, Inc. The market price of the Portfolio’s shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the Underlying Index.

Note 2. Significant Accounting Policies

The financial statements are prepared on a consolidated basis in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print. All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.

A. Security Valuations

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per Share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

11

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest, through the Subsidiary, a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Equity Risk. Equity risk is the risk that the value of the securities the Subsidiary holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Subsidiary holds participate or factors relating to specific companies in which the Subsidiary invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Subsidiary holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Subsidiary holds. In addition, securities of an issuer in the Subsidiary’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Currency Risk. The Fund, through the Subsidiary, invests in Indian rupee-denominated equity securities of Indian issuers. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the Indian rupee depreciates against the U.S. dollar, even if the value of the Subsidiary’s holdings, measured in Indian rupees, increases.

Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio or inhibit the Fund’s ability to track the Underlying Index. The Fund’s investment in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented at times, due to the limits on foreign ownership imposed by the Reserve Bank of India.

12

Regulatory Risk. The Adviser is a qualified foreign institutional investor (“FII”) with the Securities and Exchange Board of India (“SEBI”), and the Subsidiary is registered as a sub-account with the SEBI in order to obtain certain benefits relating to the Fund’s ability to make and dispose of investments. There can be no assurances that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make investments in India.

The Subsidiary’s investments will be made in accordance with investment restrictions prescribed under the FII regulation. If new policy announcements or regulations in India are made which require retrospective changes in the structure or operations of the Fund, these may adversely impact the performance of the Fund.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind because of the nature of the Subsidiary’s investments. As such, investments in the Fund’s Shares may be less tax efficient than investments in conventional ETFs.

C. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

D. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The Subsidiary shall endeavor to: (i) comply with the requirements of the Tax Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius, and therefore the Fund’s management believes that the Subsidiary shall be eligible to obtain the benefits of the Tax Treaty. As a result, after considering the benefit of the Tax Treaty, with respect to Indian taxes, the Fund is not expected to be subject to capital gains tax in India on the sale of Indian securities but is expected to be subject to Indian withholding tax on interest earned on Indian debt securities at rates that may vary from 5% to 20%, depending on the nature of the underlying debt security. Dividends from Indian companies are paid to the Fund free of Indian tax. With respect to Mauritian taxes, the Fund is expected to be subject to an effective rate of tax of 3% of its net dividend and interest income and is not expected to be subject to taxes on capital gains. There is no assurance that the terms of the Tax Treaty will not be subject to renegotiation or a different interpretation of the Tax Treaty in the future or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing favorable tax treatment. Any change in the provisions of this Tax Treaty or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investment.

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In 2012, the Government of India enacted certain legislative amendments to its existing income tax laws, including a general antiavoidance rule (“GAAR”), which empowers the Indian Revenue Authorities to disregard structures that lack commercial substance. The implementation of GAAR has been deferred until the tax year 2015-2016. These new rules, if applied by the Indian Revenue Authorities to the Fund, could affect benefits received under the Tax Treaty. Additionally, GAAR includes provisions that impose Indian tax on certain transfers of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

E. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

F. Expenses

The Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses (including acquired fund fees and expenses, if any).

G. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, the Fund has agreed to pay the Adviser an annual unitary management fee of 0.78% of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units of the Fund on an agency basis. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with Indus Advisors LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use the Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.

The Trust has entered into service agreements whereby Brown Brothers Harriman & Co. serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2014, all securities in the Fund were valued based on Level 1 inputs (see the Consolidated Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the year ended October 31, 2014, the Fund had significant transfers from Level 2 to Level 1 of $502,459,024, primarily due to foreign fair value adjustments.

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2014 and 2013:

	2014	2013
Ordinary Income	$4,304,683	$3,541,218

Tax Components of Net Assets at Fiscal Year-end:

Undistributed Ordinary Income	Net Unrealized Appreciation— Investments	Net Unrealized Appreciation— Other	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
$626,642	$110,171,774	$891	($58,737,567)	$514,280,972	$566,342,712

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation difference is attributable primarily to wash sales.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of October 31, 2014, which expire as follows:

	Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2016	$477,398	$—	$477,398
October 31, 2017	2,620,805	—	2,620,805
October 31, 2018	2,587,911	—	2,587,911
October 31, 2019	15,322,005	—	15,322,005
Not subject to expiration	11,678,573	26,050,875	37,729,448
Total capital loss carryforward	$32,686,692	$26,050,875	$58,737,567

*	Capital loss carryforward as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the fiscal year ended October 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, was $304,482,048 and $218,779,320, respectively.

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At October 31, 2014, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
$455,528,177	$110,171,774	$200,211,640	$(90,039,866)

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2014, undistributed net investment income was decreased by $561,424 and undistributed net realized gain (loss) was increased by $561,424. These reclassifications had no effect on the net assets of the Fund.

Note 8. Trustees’ Fees and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and Officer of the Fund. The Adviser, as a result of the Fund’s unitary management fee, pays for such compensation. Each Trustee who is an “interested person” (collectively, the “Non-Independent Trustees”) of the Trust do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 9. Capital

Shares are created and redeemed by the Fund only in Creation Units of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally in exchange for the deposit or delivery of cash. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Fund permits transactions in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

The Fund charges certain transaction fees for creations and redemptions which are treated as increases in capital, which are shown in the Consolidated Statement of Changes in Net Assets as Transaction Fees.

Transactions in the Fund’s Shares are disclosed in detail in the Consolidated Statement of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve, future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares India Exchange-Traded Fund Trust:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares India Portfolio (a portfolio of PowerShares India Exchange-Traded Fund Trust), and its subsidiary (the “Fund” ) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, IL

December 23, 2014

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Fees and Expenses

As a shareholder of the PowerShares India Exchange-Traded Fund Trust (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2014.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expense Paid During the Six-Month Period(1)
Actual	$1,000.00	$1,220.50	0.87%	$4.86
Hypothetical (5% return before expenses)	1,000.00	1,020.82	0.87	4.43

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended October 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period then multiplying the result by 184/365. Expense ratios for the most recent six-month period may differ from expense ratios based on annualized data in the Financial Highlights.

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Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31 2014:

Qualified Dividend Income*	Dividends-Received Deduction*
100.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

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Trustees and Officers

The Trustees and officers information is current as of October 31, 2014.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge (1958) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2008	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	116	None

Todd J. Barre (1957) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007), and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	116	None

Marc M. Kole (1960) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2008	Retired. Formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); formerly, Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance and Chief Accounting Officer, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	116	None

Yung Bong Lim (1964) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	116	None

Philip M. Nussbaum (1961) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2008	Chairman, Performance Trust Capital Partners (2004-Present).	116	None

*	This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-end funds and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. At October 31, 2014, the “Fund Family” consisted of the Trust’s one portfolio and three other exchange-traded fund trusts with 115 portfolios advised by the Adviser.

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Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Gary R. Wicker (1961) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer of RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	116	None

Donald H. Wilson (1959) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Trustee since 2008; Chairman of the Board since 2012	Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	116	None

*	This is the date the Independent Trustees began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-end funds and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. At October 31, 2014, the “Fund Family” consisted of the Trust’s one portfolio and three other exchange-traded fund trusts with 115 portfolios advised by the Adviser.

21

Trustees and Officers (continued)

The two Trustees who are affiliated with the Adviser and the Trustee who has been deemed “interested” because of his business relationship with the Adviser (collectively, the “Non-Independent Trustees”) and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustees and the other directorships, if any, held by the Non-Independent Trustees are shown below.

Name, Address and Year of Birth of Non-Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non-Independent Trustees	Other Directorships Held by Non-Independent Trustees During the Past 5 Years
Kevin M. Carome (1956) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., and IVZ, Inc.; Director and Secretary, IVZ Bahamas Private Limited; formerly, Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	116	None

Kapil Dev Joory (1951) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee (Resigned effective December 18, 2014)	Since 2009	Director, International Financial Services Limited (international tax and business advisory services) (1993-Present).	1	Director of various global business companies

Graeme J. Proudfoot (1964) c/o London Office Invesco Ltd. 125 London Wall, London, EC2Y 5AS, United Kingdom	Trustee (Resigned effective December 18, 2014)	Since 2008	Head of Specialist Funds Division, Invesco Ltd. (1999-Present); Head of London Office, Invesco Ltd. (2007-Present).	1	Director, Invesco UK Limited, Invesco Asset Management Limited and various other group companies (1999-Present)

*	This is the date the Non-Independent Trustees began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-end funds and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. At October 31, 2014, the “Fund Family” consisted of the Trust’s one portfolio and three other exchange-traded fund trusts with 115 portfolios advised by the Adviser.

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Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (1974) Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2009	President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present); Director, Invesco Distributors, Inc. (2012-Present); Managing Director—U.S. Strategy and Marketing, Invesco PowerShares Capital Management LLC (2010-Present); Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007).

Peter Hubbard (1981) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present); Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren (1957) Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present); Managing Director—Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002–Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Executive Vice President and Chief Financial Officer, Invesco, Inc.; formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris (1964) Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Vice President	Since 2012	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

*	This is the date the officers began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

23

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Rudolf E. Reitmann (1971) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (since 2013).

Daniel E. Draper (1968) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Senior Vice President, Invesco Distributors, Inc. (since 2014); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Managing Director, Invesco PowerShares Global ETFs (since 2013); formerly, Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Steven M. Hill (1964) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC (since 2011); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe (1969) Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	Deputy Chief Compliance Officer of Invesco Advisers, Inc. (since 2014); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2012); U.S. Compliance Director, Invesco, Ltd. (since 2006); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010-2013); formerly, Assistant Fund Accounting Manager, Invesco, Ltd. (1998-1999).

Anna Paglia (1974) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date the officers began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

24

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Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PIN-AR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2014.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its Audit Committee: Mr. Marc M. Kole, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these Audit Committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that person has any greater duties, obligations, or liability than those imposed on a person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or board of trustees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) to (d)

PricewaterhouseCoopers LLP (“PwC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year End 2014	(e ) (2) Percentage of Services Approved for Fiscal Year End 2014 Pursuant to Waiver of Pre- Approval Requirement(1)		Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year End 2013	(e ) (2) Percentage of Services Approved for Fiscal Year End 2013 Pursuant to Waiver of Pre- Approval Requirement(1)
Audit Fees	$31,332	$	N/A	$30,225	N/A
Audit-Related Fees	$0		0%	$0	0%
Tax Fees(2)	$12,169		0%	$8,920	0%
All Other Fees	$0		0%	$0	0%
Total Fees	$43,501		0%	$39,145	0%

(1)

For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than

5% of the aggregate audit and non-audit fees paid by the Registrant during the fiscal year in which services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Tax fees for the fiscal year ended October 31, 2014 include fees billed for reviewing tax returns, 2014 excise tax returns and excise tax distribution calculations and international tax research. Tax fees for the fiscal year ended October 31, 2013 included fees billed for reviewing tax returns, 2013 excise tax returns and excise tax distribution calculations.

(e ) (1) Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committee of

the PowerShares Funds (the “Funds”)

June 26, 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services for engagements of less than $20,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and pre-approval procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

(f) Not applicable.

(g)PwC billed the Registrant aggregate fees of $12,169 for the fiscal year ended October 31, 2014 and $8,920 for the fiscal year ended October 31, 2013 for non-audit services rendered to the Registrant.

PwC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2014 and October 31, 2013.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees. The Audit Committee members are Marc M. Kole, Gary R. Wicker and Donald H. Wilson.

(b)	Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 ) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics is attached as Exhibit 12(a)(1).

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CODEETH.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached s Echibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President
Date:	January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President
Date:	January 6, 2015

By:	/s/ Steven Hill
Name:	Steven Hill
Title:	Treasurer
Date:	January 6, 2015